Earnings Per Share of Common Stock	12 Months Ended
Dec. 31, 2012
Earnings Per Share of Common Stock
Earnings Per Share of Common Stock

Note P.

Earnings Per Share of Common Stock

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)

For the year ended December 31:	2012	2011	2010
Weighted-average number of shares on which earnings per share calculations are based
Basic	1,142,508,521	1,196,951,006	1,268,789,202
Add—incremental shares under stock-based compensation plans	10,868,426	14,241,131	16,189,053
Add—incremental shares associated with contingently issuable shares	2,072,370	2,575,848	2,377,133
Assuming dilution	1,155,449,317	1,213,767,985	1,287,355,388
Net income on which basic earnings per share is calculated	$16,604	$15,855	$14,833
Less—net income applicable to contingently issuable shares	(1)	0	0
Net income on which diluted earnings per share is calculated	$16,603	$15,855	$14,833
Earnings/(loss) per share of common stock
Assuming dilution	$14.37	$13.06	$11.52
Basic	$14.53	$13.25	$11.69

There were no stock options outstanding in 2012, 2011 and 2010 that were considered antidilutive and not included in the diluted earnings per share calculation.